SUBSEQUENT EVENTS	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS

NOTE 22 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through May 17, 2021, the date that the March 31, 2021 Consolidated Financial Statements were issued, and has determined the following events have occurred that would warrant additional disclosure:

(1)	In December 2019, a novel strain of coronavirus was reported to have surfaced in Wuhan, China. In January 2020, the WHO declared the COVID-19 outbreak a “Public Health Emergency of International Concern.” This worldwide outbreak has resulted in the implementation of significant governmental measures, including lockdowns, closures, quarantines, and travel bans intended to control the spread of the virus. Companies are also taking precautions, such as requiring employees to work remotely, imposing travel restrictions, and temporarily closing businesses and facilities. These restrictions, and future prevention and mitigation measures, have had an adverse impact on global economic conditions and are likely to have an adverse impact on consumer confidence and spending, which could materially adversely affect the supply of, as well as the demand for, the Company’s products. Uncertainties regarding the economic impact of COVID-19 are likely to result in sustained market turmoil, which could also negatively impact the Company’s business, financial condition, and cash flow.

The extent of the effect of COVID-19 on the Company’s operational and financial performance will depend on future developments, including the duration, spread, and intensity of the outbreak, all of which are uncertain and difficult to predict considering the rapidly evolving landscape. As a result, it is not currently possible to ascertain the overall impact of COVID-19 on the Company’s business. However, as the pandemic continued for much of the 2020 fiscal year and if it continues for a prolonged period in the 2021 fiscal year, it could have a continuing material adverse effect on the Company’s business, results of operations, financial condition, and cash flow and adversely impact the quoted price of the Common Stock on the OTCM’s OTCQB® Venture Market.

The extent to which the COVID-19 pandemic will further impact the Company’s business will depend on future developments and, given the uncertainty around the extent and timing of the potential future spread or mitigation and around the imposition or relaxation of protective measures, the Company cannot reasonably estimate the impact to its business at this time.

(2)	On April 27, 2021, the Paycheck Protection Promissory Note, dated May 4, 2020, in the original principal amount of $95,161 (the “PPP Loan”) with Wells Fargo Bank, N.A. was forgiven for the full amount. The PPP Loan was made under, and is subject to, the terms and conditions of the Paycheck Protection Program (the “PPP”), which was established as part of the Coronavirus Aid, Relief and Economic Security Act the (“CARES Act”) and is administered by the U.S. Small Business Administration.
(3)	On May 5, 2021, the Company and the Selling Stockholder entered into a Limited Amendment Agreement, dated as of May 5, 2021, pursuant to which the parties agreed to a partial Second Closing of the transactions contemplated by the 2021 SPA, whereby the Selling Stockholder purchased a portion of the intended Second Convertible Debenture (the “Partial Second Convertible Debenture”) in the face amount of $200,000 for a purchase price of $192,000.
(4)	On May 5, 2021, the Company issued an aggregate of 14,436,426 shares of Common Stock upon the conversion of $300,000 of the principal of, and $7,496 of accrued interest on, the Third 2020 Debenture. At the time of conversion, the VWAP during the previous 15 trading days was $0.0266. The Third 2020 Debenture was converted at the conversion price of $0.0213, which was the lower of the 2021 Fixed Conversion Price and the 2021 Market Conversion Price.
(5)	On April 4, 2021, the Company signed a Note Modification Amendment to a Standard Promissory Note Agreement with a related party originally dated January 15, 2019 for the principal sum of $20,000. The Note Modification Amendment extends the due date of the principal sum for one year, payable on April 4, 2022.
(6)	On April 4, 2021, the Company signed a Modification Amendment to a Line of Credit and Security Agreement with a related party originally dated April 4, 2019 for the principal sum up to $1,500,000 plus interest, fees and costs. The Modification Amendment extends the due date of the principal sum for one year, payable on April 4, 2022.

NOTE 22 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through April 14, 2021, the date that the December 31, 2020 Consolidated Financial Statements were issued, and has determined the following events have occurred that would warrant additional disclosure:

(1)	In December 2019, a novel strain of coronavirus was reported to have surfaced in Wuhan, China. In January 2020, the WHO declared the COVID-19 outbreak a “Public Health Emergency of International Concern.” This worldwide outbreak has resulted in the implementation of significant governmental measures, including lockdowns, closures, quarantines, and travel bans intended to control the spread of the virus. Companies are also taking precautions, such as requiring employees to work remotely, imposing travel restrictions, and temporarily closing businesses and facilities. These restrictions, and future prevention and mitigation measures, have had an adverse impact on global economic conditions and are likely to have an adverse impact on consumer confidence and spending, which could materially adversely affect the supply of, as well as the demand for, the Company’s products. Uncertainties regarding the economic impact of COVID-19 are likely to result in sustained market turmoil, which could also negatively impact the Company’s business, financial condition, and cash flow.

The extent of the effect of COVID-19 on the Company’s operational and financial performance will depend on future developments, including the duration, spread, and intensity of the outbreak, all of which are uncertain and difficult to predict considering the rapidly evolving landscape. As a result, it is not currently possible to ascertain the overall impact of COVID-19 on the Company’s business. However, as the pandemic continued for much of the 2020 fiscal year and if it continues for a prolonged period in the 2021 fiscal year, it could have a continuing material adverse effect on the Company’s business, results of operations, financial condition, and cash flow and adversely impact the quoted price of the Common Stock on the OTCM’s OTCQB® Venture Market.

The extent to which the COVID-19 pandemic will further impact the Company’s business will depend on future developments and, given the uncertainty around the extent and timing of the potential future spread or mitigation and around the imposition or relaxation of protective measures, the Company cannot reasonably estimate the impact to its business at this time.

(2)	On January 12, 2021, the Company issued an aggregate of 10,887,819 shares of Common Stock upon the conversion of $200,000 of the principal of, and $1,425 of accrued interest on, the Third 2020 Debenture. At the time of conversion, the VWAP during the previous 15 trading days was $0.0231. The Third 2020 Debenture was converted at the conversion price of $0.0185, which was the lower of the 2020 Fixed Conversion Price and the 2020 Market Conversion Price.

(3)

On January 21, 2021, the Company entered into an Agreement and Plan of Merger with S and S Beverage, Inc. and its shareholders and acquired all of the capital stock of S and S Beverage Inc. (“S and S”). To consummate the Acquisition, a Certificate of Merger with the Wisconsin Department of Financial Institutions (the “Merger Certificate”) on February 1, 2021. On January 22, 2021, (i) Kona Gold, (ii) KGS Temporary Company, Inc. (Kona Gold Beverage, Inc. “Acquisition Subsidiary”), (iii) S and S, (iv) William J. Stineman and K&L Beverage, LLC, a Wisconsin limited liability company (as the indemnifying S and S shareholders), and (v) Mr. Stineman (as representative of the S and S Shareholders) entered into the Agreement and Plan of Merger (the “Merger Agreement”). S and S merged with and into our Acquisition Subsidiary; S and S was the surviving entity and became our wholly-owned subsidiary of Kona Gold Beverage, Inc. The Merger Agreement contains customary representations, warranties, covenants, and agreements of the parties, including certain indemnification rights in favor of us that are customary for a transaction of this nature and magnitude. The two individual members of K&L Beverage, LLC, agreed to guarantee its indemnification obligations in Kona Gold Beverage, Inc.’s favor.

Pursuant to the Merger Agreement, and subject to the terms and conditions contained therein, we acquired all of the shares of capital stock of S and S from the five holders thereof (the “S and S Legacy Shareholders”). In consideration thereof, we issued to them an aggregate of nine million restricted shares of Kona Gold Beverage, Inc.’s common stock (the “Acquisition Stock”) on a pro rata basis. Kona Gold Beverage, Inc. did not grant them any registration rights in respect of the shares of Acquisition Stock. We also agreed to pay an aggregate of $1,050,000 (the “Aggregate Acquisition Payments”), the majority of which is allocated to certain creditors of S and S (including one of the S and S Legacy Shareholders) and approximately $89,000 of which (the “Remaining Acquisition Payments”) is allocated to the S and S Legacy Shareholders on a pro rata basis. $400,000 of the Aggregate Acquisition Payments are scheduled to be paid in the next two weeks. The balance of the Aggregate Acquisition Payments, including the Remaining Acquisition Payments, are scheduled to be paid in monthly installments, in arrears on the tenth calendar day of each month, commencing on March 10, 2021, at a rate equivalent to $2.00 per case of Lemin Superior Lemonade (the product line of S and S) that we sell until the Aggregate Acquisition Payments have been paid in full. In addition to the Aggregate Acquisition Payments, we also assumed and agreed to pay certain other liabilities of S and S as set forth in the Merger Agreement.

(4)	On January 25, 2021, the Company issued an aggregate of 7,094,732 shares of Common Stock upon the conversion of $150,000 of the principal of, and $1,118 of accrued interest on, the First 2020 Debenture. At the time of conversion, the VWAP during the previous 15 trading days was $0.0266. The First 2020 Debenture was converted at the conversion price of $0.0213, which was the lower of the 2020 Fixed Conversion Price and the 2020 Market Conversion Price.

(5)	On January 25, 2021, the Company issued an aggregate of 5,183,613 shares of Common Stock upon the conversion of $100,000 of the principal of, and $10,411 of accrued interest on, the Second 2020 Debenture. At the time of conversion, the VWAP during the previous 15 trading days was $0.0266. The Second 2020 Debenture was converted at the conversion price of $0.0213, which was the lower of the 2020 Fixed Conversion Price and the 2020 Market Conversion Price.

(6)	On February 1, 2021 we entered into a Paycheck Protection Promissory Note in the original principal amount of $117,487 (the “PPP Loan”) with Wells Fargo Bank, N.A. The PPP Loan was made under, and is subject to, the terms and conditions of the Paycheck Protection Program (the “PPP”), which was established as part of the Coronavirus Aid, Relief and Economic Security Act and is administered by the U.S. Small Business Administration. The PPP provides for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business. The current term of the PPP Loan is five years, with a maturity date of February 1, 2026 and it contains a favorable fixed annual interest rate of 1.00%. Payments of principal and interest on the PPP Loan are deferred, and the Loan may be eligible for forgiveness pursuant to and in accordance with the PPP Program Requirements.

(7)

In February 2021, the Company completed a private placement transaction (the “2021 Private Placement”) of two secured convertible debentures (the “2021 Debentures”), convertible for up to 154,958,678 shares (the “2021 Conversion Shares”) of Common Stock and granted a Warrant to purchase Common Stock (the “2021 Warrant”), exercisable for up to 50,000,000 shares of Common Stock (the “2021 Warrant Shares”), pursuant to that certain Securities Purchase Agreement between the Selling stockholder and the Company, dated as of February 10, 2021 (the “2021 SPA”). The Company sold and issued the initial 2021 Debenture (the “First 2021 Debenture”) and granted the 2021 Warrant promptly after entering in the 2021 SPA. The Company will sell and issue the second 2021 Debenture (the “Second 2021 Debenture”) promptly after the SEC declares effective the 2021 Registration Statement (as defined below).

The 2021 Debentures are due 12 months from their respective issuance dates and are secured by all of the Company’s assets and the assets of each of its subsidiaries pursuant to that certain Security Agreement by and among the Selling Stockholder, the Company’s subsidiaries, and the Company. Initially, the 2021 Debentures are convertible at the lower of (i) the fixed conversion price, which is $0.03 per share, subject to adjustment (the “2021 Fixed Conversion Price”), or (ii) 80% of the lowest daily volume weighted average price (“VWAP”) of our Common Stock during the 15 trading days immediately preceding the conversion date, subject to adjustment (the “2021 Market Conversion Price”). The 2021 Debentures contain an adjustment provision that, subject to certain exceptions, reduces the conversion price if the Company issues shares of its Common Stock or common stock equivalents at a price lower than the then-current conversion price of the 2021 Debentures. Any stock splits, reverse stock splits, recapitalizations, mergers, combinations and asset sales, stock dividends, and similar events will also result in an adjustment of the conversion price of the 2021 Debentures. The 2021 Debentures are subject to a “conversion blocker” such that the Selling Stockholder cannot convert any portion of the 2021 Debentures that would result in the Selling Stockholder and its affiliates holding more than 4.99% of the then-issued and outstanding shares of the Common Stock following such conversion (excluding, for purposes of such determination, shares of the Common Stock issuable upon conversion of the 2021 Debentures or exercise of the 2021 Warrant that had not then been converted or exercised, respectively). The Selling Stockholder can increase that 4.99% “conversion blocker” to 9.99% upon at least 65 days’ prior written notice to the Company. The 2021 Debentures accrue interest at an annual rate equal to 8% and are due and payable on their respective maturity dates (or sooner if the Selling Stockholder converts the 2021 Debentures or otherwise accelerates the maturity date, as provided for in the 2021 Debentures). Interest is payable either in cash or, if certain Equity Conditions (as defined in the 2021 Debentures) are then satisfied, in shares of the Common Stock at the 2021 Market Conversion Price on the trading day immediately prior to the date paid.

At the Company’s option, it has the right to redeem, in part or in whole, the outstanding principal and interest under the 2021 Debentures prior to their respective maturity dates; provided, that, as of the date of the holder’s receipt of the redemption notice, (i) the VWAP of the Common Stock is less than the 2021 Fixed Conversion Price, initially $0.03 per share, and (ii) there is no Equity Conditions failure. The Company must pay an amount equal to the principal amount being redeemed plus outstanding and accrued interest thereon, as well as a redemption premium equal to 15% of the outstanding principal amount being redeemed (the “Redemption Premium”). The Company must provide the holder 15 business days’ advance notice of its intent to make a redemption, setting forth the amount of principal and interest we desire then to redeem plus the applicable Redemption Premium.

The 2021 Debentures contain an adjustment provision that, subject to certain exceptions, reduces the conversion price if the Company issues shares of Common Stock or common stock equivalents at a price lower than the then-current conversion price of the 2021 Debentures. Any stock splits, reverse stock splits, recapitalizations, mergers, combinations and asset sales, stock dividends, and similar events will also result in an adjustment of the conversion price of the 2021 Debentures.

Pursuant to the 2021 SPA, the purchase price for the First 2021 Debenture was $900,000, less $41,000 for origination fees, which consisted of the “original issue discount” of $36,000 and $5,000 as a structuring fee. Pursuant to the 2021 SPA, the purchase price for the Second 2021 Debenture will be $600,000, less $24,000 as an “original issue discount.”

In connection with the 2021 Private Placement, the Company also granted the 2021 Warrant to purchase up to an aggregate of 50 million shares of the Common Stock. The 2021 Warrant has a three-year term and is immediately exercisable at an exercise price of $0.03 per share, subject to adjustment. If the Company fails to maintain an effective registration statement with the SEC covering the resale of the 2021 Warrant Shares, or if an Event of Default (as defined below) has occurred and is continuing, then the holder may exercise the 2021 Warrant on a “cashless” basis. “Event of Default” means an event of default under the 2021 SPA or the 2021 Debentures.

The 2021 Warrant contains an adjustment provision that, subject to certain exceptions, reduces the exercise price if the Company issues shares of our Common Stock or common stock equivalents at a price lower than the then-current exercise price of the 2021 Warrant. Any stock splits, reverse stock splits, recapitalizations, mergers, combinations and asset sales, stock dividends, and similar events will also result in an adjustment of the exercise price of the 2021 Warrant.

The 2021 Warrant is subject to an “exercise blocker” such that the Selling Stockholder cannot exercise any portion of the 2021 Warrant that would result in the Selling Stockholder and its affiliates holding more than 4.99% of the then-issued and outstanding shares of the Common Stock following such exercise (excluding, for purposes of such determination, shares of the Common Stock issuable upon exercise of the 2021 Warrant or conversion of the 2021 Debentures that had not then been exercised or converted, respectively). The Selling Stockholder can increase that 4.99% “exercise blocker” to 9.99% upon at least 65 days’ prior written notice to the Company.

Pursuant to the terms of the 2021 Registration Rights Agreement with the Selling Stockholder, the Company agreed to file a registration statement on Form S-1 (the “2021 Registration Statement”) with the SEC registering for resale the 2021 Conversion Shares and the 2021 Warrant Shares within 30 calendar days following the closing of the 2021 Private Placement. The Selling Stockholder has agreed to waive this 30-calendar-day provision for so long as the Company is utilizing its best efforts to file its Annual Report on Form 10-K for its fiscal year ended December 31, 2020, and promptly thereafter files the 2021 Registration Statement. Further, the Company agreed to use its best efforts to have the 2021 Registration Statement declared effective by the SEC as soon as practicable, but in no event later than the effectiveness deadline, or by the 5th trading day following the date on which the Company is notified that the 2021 Registration Statement will not be reviewed or is no longer subject to further review and comments. Pursuant to the 2021 Registration Rights Agreement, the Company is subject to partial liquidated damages equal to 2.0% of the aggregate purchase price paid by the holder pursuant to the 2021 SPA for either of the 2021 Debentures then held by the holder for failure to file the 2021 Registration Statement timely, failure to file with the SEC a request for acceleration in accordance with Rule 461 promulgated under the Securities Act, within five trading days after the date the Company is notified that the 2021 Registration Statement will not be reviewed or is not subject to further review, the 2021 Registration Statement is not declared effective by the effectiveness deadline, if after effectiveness, the 2021 Registration Statement ceases for any reason to remain continuously effective as required or if the holders are not permitted to utilize the prospectus therein to resell for more than 30 consecutive calendar days or more than an aggregate of 40 calendar days during any 12-month period, or if after the six-month anniversary of the 2021 Registration Rights Agreement, the Company does not have available adequate current public information as set forth in Rule 144(c). The parties agreed that the maximum aggregate liquidated damages payable to a holder of the 2021 Debentures under the 2021 Registration Rights Agreement is 24% of the aggregate purchase price paid by such holder pursuant to the 2021 SPA. The Company also agreed, among other things, to indemnify the Selling Stockholder from certain liabilities and to pay all fees and expenses incurred by the Company in connection with the registration of the 2021 Conversion Shares and the 2021 Warrant Shares held by the Selling Stockholder.

(8)	Pursuant to the Agreement and Plan of Merger with S and S Beverage, Inc., the Company issued 9,000,000 shares of its common stock to the legacy S and S Beverage, Inc. shareholders as follows: 6,300,000 shares to K & L Beverage; 1,980,000 shares to William J. Stineman; 360,000 shares to William F. Stineman; 270,000 shares to Gary Kramer; and 90,000 shares to Steven Sirus. The per-share fair market value of the common stock was $0.0301, based on the closing price of the Company’s common stock, as reported by OTC Markets Group Inc. on February 5, 2021, the date on which the Company filed its Current Report on Form 8-K disclosing the acquisition.

(9)	On February 19, 2021, the Company issued an aggregate of 7,252,634 shares of Common Stock upon the conversion of $150,000 of the principal of, and $855 of accrued interest on, the Second 2020 Debenture. At the time of conversion, the VWAP during the previous 15 trading days was $0.0260. The Second 2020 Debenture was converted at the conversion price of $0.0208, which was the lower of the 2020 Fixed Conversion Price and the 2020 Market Conversion Price.

S and S Beverage [Member]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through May 17, 2021, the date which the January 31, 2021 Financial Statements were issued, and has determined the following events have occurred that would warrant additional disclosure:

(1)	In December 2019, a novel strain of coronavirus was reported to have surfaced in Wuhan, China. In January 2020, the WHO declared the COVID-19 outbreak a “Public Health Emergency of International Concern.” This worldwide outbreak has resulted in the implementation of significant governmental measures, including lockdowns, closures, quarantines, and travel bans intended to control the spread of the virus. Companies are also taking precautions, such as requiring employees to work remotely, imposing travel restrictions, and temporarily closing businesses and facilities. These restrictions, and future prevention and mitigation measures, have had an adverse impact on global economic conditions and are likely to have an adverse impact on consumer confidence and spending, which could materially adversely affect the supply of, as well as the demand for, the Company’s products. Uncertainties regarding the economic impact of COVID-19 are likely to result in sustained market turmoil, which could also negatively impact the Company’s business, financial condition, and cash flow.

The extent of the effect of COVID-19 on the Company’s operational and financial performance will depend on future developments, including the duration, spread, and intensity of the outbreak, all of which are uncertain and difficult to predict considering the rapidly evolving landscape. As a result, it is not currently possible to ascertain the overall impact of COVID-19 on the Company’s business. However, if the pandemic continues for a prolonged period, it could have a material adverse effect on the Company’s business, results of operations, financial condition, and cash flow.

The extent to which the COVID-19 pandemic will further impact the Company’s business will depend on future developments and, given the uncertainty around the extent and timing of the potential future spread or mitigation and around the imposition or relaxation of protective measures, the Company cannot reasonably estimate the impact to its business at this time.

(2)	On January 21, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Kona Gold Beverage, Inc. (“Kona Gold”), pursuant to which it acquired all of the capital stock of the Company. The parties to the Merger Agreement are (i) Kona Gold, (ii) KGS Temporary Company, Inc., a wholly-owned subsidiary of Kona Gold (“Acquisition Subsidiary”), (iii) the Company, (iv) William J. Stineman and K&L Beverage, LLC (as the indemnifying parties on behalf of the Company’s shareholders), and (v) Mr. Stineman (as representative of the Company’s shareholders). As a result of the transactions contemplated by the Merger Agreement, the Company merged with and into the Acquisition Subsidiary. The Company was the surviving entity and became Kona Gold’s wholly-owned subsidiary. The Merger Agreement contains customary representations, warranties, covenants, and agreements of the parties, including certain indemnification rights in favor of Kona Gold that are customary for a transaction of that nature and magnitude. The two individual members of K&L Beverage, LLC, agreed to guarantee its indemnification obligations. To consummate the Acquisition, a Certificate of Merger was filed with the Wisconsin Department of Financial Institutions (the “Merger Certificate”) on February 1, 2021.

In consideration of the transactions contemplated by the Merger Agreement, Kona Gold issued to the Company’s shareholders an aggregate of nine million restricted shares of its common stock (the “Acquisition Stock”) on a pro rata basis. Kona Gold did not grant any registration rights in respect of the shares of Acquisition Stock. Kona Gold also agreed to pay an aggregate of $1,050,000 (the “Aggregate Acquisition Payments”), the majority of which is allocated to certain of the Company’s creditors (including one of the Company’s legacy shareholders) and approximately $89,000 of which (the “Remaining Acquisition Payments”) is allocated to the Company’s shareholders on a pro rata basis. $400,000 of the Aggregate Acquisition Payments were paid by February 11, 2021. The balance of the Aggregate Acquisition Payments, including the Remaining Acquisition Payments, are scheduled to be paid in monthly installments, in arrears on the tenth calendar day of each month, commencing on March 10, 2021, at a rate equivalent to $2.00 per case of Lemin Superior Lemonade, now named OOH LA Lemin, that Kona Gold and the Company sells until the Aggregate Acquisition Payments have been paid in full. In addition to the Aggregate Acquisition Payments, Kona Gold assumed and agreed to pay certain other liabilities of the Company as set forth in the Merger Agreement.

NOTE 10 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 29, 2021, the date which the December 31, 2020 Financial Statements were issued, and has determined the following events have occurred that would warrant additional disclosure:

(1)	In December 2019, a novel strain of coronavirus was reported to have surfaced in Wuhan, China. In January 2020, the WHO declared the COVID-19 outbreak a “Public Health Emergency of International Concern.” This worldwide outbreak has resulted in the implementation of significant governmental measures, including lockdowns, closures, quarantines, and travel bans intended to control the spread of the virus. Companies are also taking precautions, such as requiring employees to work remotely, imposing travel restrictions, and temporarily closing businesses and facilities. These restrictions, and future prevention and mitigation measures, have had an adverse impact on global economic conditions and are likely to have an adverse impact on consumer confidence and spending, which could materially adversely affect the supply of, as well as the demand for, the Company’s products. Uncertainties regarding the economic impact of COVID-19 are likely to result in sustained market turmoil, which could also negatively impact the Company’s business, financial condition, and cash flow.

The extent of the effect of COVID-19 on the Company’s operational and financial performance will depend on future developments, including the duration, spread, and intensity of the outbreak, all of which are uncertain and difficult to predict considering the rapidly evolving landscape. As a result, it is not currently possible to ascertain the overall impact of COVID-19 on the Company’s business. However, if the pandemic continues for a prolonged period, it could have a material adverse effect on the Company’s business, results of operations, financial condition, and cash flow and adversely impact the quoted price of the Common Stock on the OTCM’s OTCQB® Venture Market.

The extent to which the COVID-19 pandemic will further impact the Company’s business will depend on future developments and, given the uncertainty around the extent and timing of the potential future spread or mitigation and around the imposition or relaxation of protective measures, the Company cannot reasonably estimate the impact to its business at this time.

(2)	On January 21, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Kona Gold Beverage, Inc. (“Kona Gold”), pursuant to which it acquired all of the capital stock of the Company. The parties to the Merger Agreement are (i) Kona Gold, (ii) KGS Temporary Company, Inc., a wholly-owned subsidiary of Kona Gold (“Acquisition Subsidiary”), (iii) the Company, (iv) William J. Stineman and K&L Beverage, LLC (as the indemnifying parties on behalf of the Company’s shareholders), and (v) Mr. Stineman (as representative of the Company’s shareholders). As a result of the transactions contemplated by the Merger Agreement, the Company merged with and into the Acquisition Subsidiary. The Company was the surviving entity and became Kona Gold’s wholly-owned subsidiary. The Merger Agreement contains customary representations, warranties, covenants, and agreements of the parties, including certain indemnification rights in favor of Kona Gold that are customary for a transaction of that nature and magnitude. The two individual members of K&L Beverage, LLC, agreed to guarantee its indemnification obligations. To consummate the Acquisition, a Certificate of Merger was filed with the Wisconsin Department of Financial Institutions (the “Merger Certificate”) on February 1, 2021.

In consideration of the transactions contemplated by the Merger Agreement, Kona Gold issued to the Company’s shareholders an aggregate of nine million restricted shares of its common stock (the “Acquisition Stock”) on a pro rata basis. Kona Gold did not grant any registration rights in respect of the shares of Acquisition Stock. Kona Gold also agreed to pay an aggregate of $1,050,000 (the “Aggregate Acquisition Payments”), the majority of which is allocated to certain of the Company’s creditors (including one of the Company’s legacy shareholders) and approximately $89,000 of which (the “Remaining Acquisition Payments”) is allocated to the Company’s shareholders on a pro rata basis. $400,000 of the Aggregate Acquisition Payments were paid by February 11, 2021. The balance of the Aggregate Acquisition Payments, including the Remaining Acquisition Payments, are scheduled to be paid in monthly installments, in arrears on the tenth calendar day of each month, commencing on March 10, 2021, at a rate equivalent to $2.00 per case of Lemin Superior Lemonade that Kona Gold and the Company sells until the Aggregate Acquisition Payments have been paid in full. In addition to the Aggregate Acquisition Payments, Kona Gold assumed and agreed to pay certain other liabilities of the Company as set forth in the Merger Agreement.